Trillium Mutual Funds
Trillium ESG Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 95.7%
Automobiles & Components: 1.0%
6,259	BorgWarner, Inc.	$152,532

Banks: 6.4%
9,590	East West Bancorp, Inc.	246,847
1,946	First Republic Bank	160,117
1,254	SVB Financial Group (a)	189,454
19,506	Umpqua Holdings Corp.	212,615
6,324	Webster Financial Corp.	144,820
		953,853
Capital Goods: 11.0%
4,063	AO Smith Corp.	153,622
6,425	Hexcel Corp.	238,946
3,256	Lincoln Electric Holdings, Inc.	224,664
2,887	Middleby Corp. (a)	164,213
8,837	Quanta Services, Inc.	280,398
5,917	Wabtec Corp.	284,785
4,452	Xylem, Inc.	289,958
		1,636,586
Commercial & Professional Services: 3.4%
10,413	Interface, Inc.	78,722
1,978	ManpowerGroup, Inc.	104,814
4,574	Tetra Tech, Inc.	323,016
		506,552
Consumer Durables & Apparel: 4.5%
2,043	Carter's, Inc.	134,286
1,877	Deckers Outdoor Corp. (a)	251,519
16,276	Hanesbrands, Inc.	128,092
11,188	Newell Brands, Inc.	148,577
		662,474
Consumer Services: 0.7%
6,200	WW International, Inc. (a)	104,842

Diversified Financials: 2.4%
4,134	LPL Financial Holdings, Inc.	225,013
3,267	Stifel Financial Corp.	134,862
		359,875
Food & Staples Retailing: 2.0%
9,023	BJ's Wholesale Club Holdings, Inc. (a)	229,816
7,804	United Natural Foods, Inc. (a)	71,641
		301,457
Food, Beverage & Tobacco: 1.8%
4,613	Lamb Weston Holdings, Inc.	263,402

Health Care Equipment & Services: 9.8%
2,828	LHC Group, Inc. (a)	396,486
5,275	Omnicell, Inc. (a)	345,935
1,800	Penumbra, Inc. (a)	290,394
2,785	West Pharmaceutical Services, Inc.	424,016
		1,456,831

Household & Personal Products: 1.4%
3,299	Church & Dwight Co., Inc.	211,730

Insurance: 4.6%
3,469	Hanover Insurance Group, Inc.	314,223
4,143	Horace Mann Educators Corp.	151,592
2,320	Lincoln National Corp.	61,062
1,772	Reinsurance Group America, Inc.	149,096
		675,973
Materials: 4.4%
5,077	Ingevity Corp. (a)	178,711
1,517	International Flavors & Fragrances, Inc.	154,855
4,661	Minerals Technologies, Inc.	169,008
3,198	Sonoco Products Co.	148,227
		650,801
Media & Entertainment: 2.3%
10,954	New York Times Co. - Class A	336,397

Pharmaceuticals, Biotechnology & Life Sciences: 2.2%
989	Ligand Pharmaceuticals, Inc. (a)	71,920
6,458	Syneos Health, Inc. (a)	254,574
		326,494
Real Estate: 9.2%
10,274	Acadia Realty Trust - REIT	127,295
9,242	Brandywine Realty Trust - REIT	97,226
2,769	Camden Property Trust - REIT	219,416
2,812	CoreSite Realty Corp. - REIT	325,910
1,512	EastGroup Properties, Inc. - REIT	157,974
9,325	Host Hotels & Resorts, Inc. - REIT	102,948
1,652	Jones Lang LaSalle, Inc.	166,819
5,372	LTC Properties, Inc. - REIT	165,995
		1,363,583
Retailing: 5.2%
1,144	Burlington Stores, Inc. (a)	181,278
9,408	LKQ Corp. (a)	192,958
4,638	Tractor Supply Co.	392,142
		766,378
Semiconductors & Semiconductor Equipment: 3.7%
5,482	Cree, Inc. (a)	194,392
5,025	First Solar, Inc. (a)	181,202
3,512	Maxim Integrated Products, Inc.	170,718
		546,312
Software & Services: 7.9%
795	ANSYS, Inc. (a)	184,814
5,120	Blackbaud, Inc.	284,416
904	Paycom Software, Inc. (a)	182,617
1,961	Proofpoint, Inc. (a)	201,179
5,009	Zendesk, Inc. (a)	320,625
		1,173,651
Technology Hardware & Equipment: 4.2%
1,790	IPG Photonics Corp. (a)	197,401
2,043	Rogers Corp. (a)	192,900
7,237	Trimble, Inc. (a)	230,354
		620,655
Transportation: 2.2%
3,517	JB Hunt Transport Services, Inc.	324,373

Utilities: 5.4%
5,345	Avista Corp.	227,109
4,560	Essential Utilities, Inc.	185,592
1,914	ONE Gas, Inc.	160,049
3,437	Ormat Technologies, Inc.	232,547
		805,297
TOTAL COMMON STOCKS
(Cost $18,098,577)		14,200,048

SHORT-TERM INVESTMENTS: 4.4%
Money Market Funds: 4.4%
649,840	Invesco - Government & Agency Portfolio - Institutional Class, 0.433% (b)	649,840
TOTAL SHORT-TERM INVESTMENTS
(Cost $649,840)		649,840
TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $18,748,417)		14,849,888
Liabilities in Excess of Other Assets: (0.1)%		(10,127)
TOTAL NET ASSETS: 100.0%		$14,839,761

(a)	Non-income producing security.
(b)	Annualized seven-day effective yield as of March 31, 2020.
REIT	Real Estate Investment Trust

The Global Industry Classifications Standard (GICS®) sector and industry classifications were developed by MSCI, Inc., an independent provider of global indices and benchmark related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS® methodology has been widely accepted as an industry analysis framework for investment research, portfolio management, and asset allocation.

Summary of Fair Value Disclosure at March 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020.

	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$14,200,048	$–	$–	$14,200,048
Short-Term Investments	649,840	–	–	649,840
Total Investments in Securities	$14,849,888	$–	$–	$14,849,888

(a) See Schedule of Investments for industry breakout.